As filed with the Securities and Exchange Commission on August 15, 2012

Securities Act File No. 333-132380

Investment Company Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 128	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 130	☒
(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue

21st Floor

New York, NY 10017

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, including Area Code): 1-866-909-9473

JONATHAN STEINBERG

WISDOMTREE TRUST

380 Madison Avenue

21st Floor

New York, NY 10017

(Name and Address of Agent for Service)

W. John McGuire, Esq.	Richard Morris, Esq.
Bingham McCutchen LLP	WisdomTree Asset Management, Inc.
2020 K Street NW	380 Madison Avenue, 21st Floor
Washington, DC 20006	New York, NY 10017

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 128 relates to the following series of the Trust: the Total Dividend Fund, Equity Income Fund, Dividend ex-Financials Fund, LargeCap Dividend Fund, MidCap Dividend Fund, SmallCap Dividend Fund, Total Earnings Fund, Earnings 500 Fund, MidCap Earnings Fund, SmallCap Earnings Fund, LargeCap Value Fund, LargeCap Growth Fund, DEFA Fund, DEFA Equity Income Fund, International Hedged Equity Fund, International LargeCap Dividend Fund, International MidCap Dividend Fund, International SmallCap Dividend Fund, International Dividend ex-Financials Fund, Europe SmallCap Dividend Fund, Japan Hedged Equity Fund, Japan SmallCap Dividend Fund, Australia Dividend Fund, Global Equity Income Fund, Global Natural Resources Fund, Global ex-U.S. Growth Fund, Global ex-U.S. Utilities Fund, Global ex-U.S. Real Estate Fund, Asia Pacific ex-Japan Fund, Commodity Country Equity Fund, Emerging Markets Equity Income Fund, Emerging Markets SmallCap Dividend Fund, Middle East Dividend Fund, and India Earnings Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the 15th day of August, 2012.

WISDOMTREE TRUST (Registrant)

By:	/s/ Jonathan Steinberg
Jonathan Steinberg
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signatures	Title	Date

/s/ Jonathan Steinberg Jonathan Steinberg	President (Principal Executive Officer) and Trustee	August 15, 2012

* Amit Muni	Treasurer (Principal Financial and Accounting Officer) and Assistant Secretary	August 15, 2012

* Gregory Barton	Trustee	August 15, 2012

* Toni Massaro	Trustee	August 15, 2012

* Victor Ugolyn*	Trustee	August 15, 2012

*By:	/s/ Jonathan Steinberg
Jonathan Steinberg
(Attorney-in-Fact)

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase